UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson             Hockessin, DE              May 8, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

     028-02588                         Klingenstein Fields & Co. LLC
     028-05814                         Baldwin Brothers Inc.
     028-02635                         Gardner, Russo & Gardner
     028-00154                         Ruane, Cunnif & Goldfarb Inc.
     028-05092                         William, Jones & Associates LLC
     028-03490                         Alex Brown Investment Management LLC
     ---------------------------     ---------------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $64,220
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                                                     FORM 13F INFORMATION TABLE


COLUMN 1                     COLUMN  2     COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8

                             TITLE                      VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER               OF CLASS      CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE     SHARED  NONE
--------------              ---------     ------      ---------  -------- ---------  ----------- ---------  -----    ------- -----

ABBOTT LABS                  COM           002824100      5,765    94,057  SH            SOLE      NONE     94,057
ALLIANCE ONE INTL INC        COM           018772103        176    46,721  SH            SOLE      NONE     46,721
ALTRIA GROUP INC             COM           02209S103        951    30,814  SH            SOLE      NONE     30,814
BANK OF AMERICA CORPORATION  COM           060505104        128    13,326  SH            SOLE      NONE     13,326
BERKSHIRE HATHAWAY INC DEL   CL A          084670108      2,926        24  SH            SOLE      NONE         24
BERKSHIRE HATHAWAY INC DEL   CL B NEW      084670702        315     3,876  SH            SOLE      NONE      3,876
CAMPBELL SOUP CO             COM           134429109      6,156   181,868  SH            SOLE      NONE    181,868
CHEVRON CORP NEW             COM           166764100        550     5,129  SH            SOLE      NONE      5,129
COCA COLA CO                 COM           191216100        736     9,950  SH            SOLE      NONE      9,950
COMCAST CORP NEW             CL A          20030N101        553    18,420  SH            SOLE      NONE     18,420
EXXON MOBIL CORP             COM           30231G102     17,812   205,371  SH            SOLE      NONE    205,371
GENERAL ELECTRIC CO          COM           369604103      1,504    74,913  SH            SOLE      NONE     74,913
KELLOGG CO                   COM           487836108      1,226    22,860  SH            SOLE      NONE     22,860
KRAFT FOODS INC              CL A          50075N104        810    21,323  SH            SOLE      NONE     21,323
MARTIN MARIETTA MATLS INC    COM           573284106        206     2,400  SH            SOLE      NONE      2,400
MEDCO HEALTH SOLUTIONS INC   COM           58405U102        247     3,518  SH            SOLE      NONE      3,518
METROPCS COMMUNICATIONS INC  COM           591708102      7,126   790,069  SH            SOLE      NONE    790,069
PHILIP MORRIS INTL INC       COM           718172109      2,730    30,814  SH            SOLE      NONE     30,814
UNION PAC CORP               COM           907818108        430     4,000  SH            SOLE      NONE      4,000
UNIVERSAL CORP VA            COM           913456109        695    14,907  SH            SOLE      NONE     14,907
WELLS FARGO & CO NEW         COM           949746101     13,179   386,021  SH            SOLE      NONE    386,021




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